Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
BEST Inc., ADR(a)	94,260	$276,182

Airlines — 0.1%
Shandong Airlines Co. Ltd., Class B(a)	68,000	52,891

Auto Components — 2.9%
Chaowei Power Holdings Ltd.	240,000	100,922
Nexteer Automotive Group Ltd.	420,000	445,869
Prinx Chengshan Cayman Holding Ltd.	60,000	62,148
Tianneng Power International Ltd.(b)	332,000	696,333
Xingda International Holdings Ltd.	420,000	102,934

		1,408,206

Automobiles — 1.0%
Niu Technologies, ADR(a)(b)	14,080	419,866
Qingling Motors Co. Ltd., Class H	320,000	62,741

		482,607

Beverages — 0.3%
China Foods Ltd.	400,000	143,438
China Huiyuan Juice Group Ltd.(a)(c)	81,000	104
Dynasty Fine Wines Group Ltd.(a)	248,000	10,717

		154,259

Biotechnology — 2.1%
Ascletis Pharma Inc.(a)(b)(d)	160,000	58,201
Beyondspring Inc.(a)	10,000	111,800
CStone Pharmaceuticals(a)(d)	250,000	307,320
Essex Bio-Technology Ltd.	140,000	75,305
Genetron Holdings Ltd.(a)	8,420	115,186
Immunotech Biopharm Ltd., NVS	40,000	51,596
InnoCare Pharma Ltd.(a)(d)	124,000	204,734
Shanghai Haohai Biological Technology Co. Ltd., Class H(d)	18,000	106,804

		1,030,946

Building Products — 0.1%
China Fangda Group Co. Ltd., Class B	142,050	55,153

Capital Markets — 0.4%
China Renaissance Holdings Ltd.(d)	78,000	154,944
Shanghai Greencourt Investment Group Co. Ltd., Class B(a)	170,024	44,546

		199,490

Chemicals — 3.1%
China BlueChemical Ltd., Class H	880,000	154,376
China Longevity Group Co. Ltd.(a)(c)	96,000	0	(e)
China Lumena New Materials Corp.(a)(b)(c)	21,700	0	(e)
China XLX Fertiliser Ltd.	200,000	66,559
Dongyue Group Ltd.	560,000	291,828
Fufeng Group Ltd.	700,600	266,594
Huabao International Holdings Ltd.(b)	380,000	514,673
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	194,000	85,942
Sinofert Holdings Ltd.	1,000,000	98,033

		1,478,005

Commercial Services & Supplies — 2.6%
Beijing Enterprises Urban Resources Group Ltd.(a)	844,000	272,170
CT Environmental Group Ltd.(a)(c)	600,000	17,104
Dongjiang Environmental Co. Ltd., Class H	88,000	61,523
Dynagreen Environmental Protection Group Co. Ltd., Class H	180,000	83,122
Ever Sunshine Lifestyle Services Group Ltd.	320,000	561,367

Security	Shares	Value

Commercial Services & Supplies (continued)
Times Neighborhood Holdings Ltd.	240,000	$239,923

		1,235,209

Communications Equipment — 0.1%
Eastern Communications Co. Ltd., Class B	138,000	60,720

Construction & Engineering — 2.5%
Changsha Broad Homes Industrial Group Co Ltd.(d)	42,000	118,916
China Machinery Engineering Corp.	400,000	83,586
Greentown Management Holdings Co. Ltd.(a)(d)	220,000	86,837
Hebei Construction Group Corp. Ltd., Class H	221,000	627,153
Sinopec Engineering Group Co. Ltd., Class H	690,000	305,282

		1,221,774

Construction Materials — 0.8%
Asia Cement China Holdings Corp.	220,000	219,929
China Shanshui Cement Group Ltd.(a)(b)	88,000	22,248
West China Cement Ltd.	1,040,000	162,322

		404,499

Consumer Finance — 2.7%
360 DigiTech Inc., ADR(a)(b)	30,420	377,208
Differ Group Holding Co. Ltd.(a)	1,200,000	117,639
FinVolution Group	54,060	117,851
LexinFintech Holdings Ltd., ADR, ADR(a)	47,240	352,883
Qudian Inc., ADR(a)(b)	72,500	93,525
Yixin Group Ltd.(a)(d)	900,000	220,574

		1,279,680

Containers & Packaging — 0.6%
CPMC Holdings Ltd.	240,000	108,352
Greatview Aseptic Packaging Co. Ltd.	380,000	194,105
Youyuan International Holdings Ltd.(a)(b)(c)	120,000	2,817

		305,274

Distributors — 0.7%
China Tobacco International HK Co. Ltd.	98,000	204,027
Xinhua Winshare Publishing and Media Co. Ltd., Class H	180,000	109,591

		313,618

Diversified Consumer Services — 6.3%
Bright Scholar Education Holdings Ltd., ADR	7,700	49,742
China Beststudy Education Group	180,000	69,191
China Kepei Education Group Ltd.	290,000	224,444
China Maple Leaf Educational Systems Ltd.	720,000	213,608
China New Higher Education Group Ltd.(d)	380,000	240,181
China Online Education Group	4,100	107,584
China Xinhua Education Group Ltd.(d)	220,000	72,648
Edvantage Group Holdings Ltd., NVS	146,000	150,661
Fu Shou Yuan International Group Ltd.	450,000	452,757
Hope Education Group Co. Ltd.(d)	1,000,000	287,649
Minsheng Education Group Co. Ltd.(d)	400,000	58,820
OneSmart International Education Group Ltd., ADR(a)(b)	29,620	119,961
Puxin Ltd., ADR(a)	18,900	150,255
Scholar Education Group	72,000	149,897
Tianli Education International Holdings Ltd.	540,000	537,736
Wisdom Education International Holdings Co. Ltd.	320,000	154,789

		3,039,923

Diversified Financial Services — 0.2%
National Agricultural Holdings Ltd.(b)(c)	126,000	162
Sheng Ye Capital Ltd.	150,000	106,998

		107,160

Electrical Equipment — 0.8%
China Fiber Optic Network System Group Ltd.(a)(c)	181,600	0	(e)

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
China High Speed Transmission Equipment Group Co. Ltd.	200,000	$143,438
Hangzhou Steam Turbine Co. Ltd., Class B	131,423	150,028
Harbin Electric Co. Ltd., Class H(a)	320,000	104,018
Trony Solar Holdings Co. Ltd.(c)	216,000	0	(e)

		397,484

Electronic Equipment, Instruments & Components — 1.5%
Anxin-China Holdings Ltd.(c)	672,000	1
Camsing International Holding Ltd.(a)(c)	112,000	11,731
FIH Mobile Ltd.(a)	1,560,000	167,017
Huami Corp., ADR(a)(b)	12,600	156,996
PAX Global Technology Ltd.	360,000	223,824
Tongda Group Holdings Ltd.(a)(b)	1,800,000	116,092
Wasion Holdings Ltd.	240,000	68,107

		743,768

Energy Equipment & Services — 0.1%
Wison Engineering Services Co. Ltd.	520,000	50,306

Entertainment — 2.1%
Cathay Media And Education Group Inc., NVS(d)	160,000	105,050
CMGE Technology Group Ltd.	240,000	87,610
Homeland Interactive Technology Ltd.	160,000	110,416
iDreamSky Technology Holdings Ltd.(a)(d)	216,000	106,433
IMAX China Holding Inc.(d)	56,000	97,517
NetDragon Websoft Holdings Ltd.(b)	110,000	241,780
SMI Holdings Group Ltd.(a)(c)	267,200	40,326
XD Inc.(a)	44,000	212,834

		1,001,966

Equity Real Estate Investment Trusts (REITs) — 1.0%
China Merchants Commercial Real Estate Investment Trust	300,000	92,873
Yuexiu REIT	760,000	366,643

		459,516

Food & Staples Retailing — 0.2%
111 Inc.(a)	12,200	86,742

Food Products — 1.7%
China Modern Dairy Holdings Ltd.(a)	920,000	156,646
COFCO Joycome Foods Ltd.(b)	1,140,000	383,799
Zhou Hei Ya International Holdings Co. Ltd.(d)	280,000	256,433

		796,878

Gas Utilities — 0.8%
Beijing Gas Blue Sky Holdings Ltd.(a)	2,880,000	52,381
China Tian Lun Gas Holdings Ltd.	140,000	120,271
Towngas China Co. Ltd.	480,000	219,800

		392,452

Health Care Equipment & Supplies — 1.8%
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	35,100	90,461
China Isotope & Radiation Corp.	24,000	82,038
Lifetech Scientific Corp.(a)	1,360,000	591,190
Shanghai Kindly Medical Instruments Co. Ltd., Class H	16,000	79,974
Untrade Hosa International Ltd.(c)	220,000	0	(e)

		843,663

Health Care Providers & Services — 1.5%
China Resources Medical Holdings Co. Ltd.	400,000	300,290
Genertec Universal Medical Group Co. Ltd.(d)	500,000	382,458
IVD Medical Holding Ltd.	180,000	53,402

		736,150

Hotels, Restaurants & Leisure — 2.6%
CA Cultural Technology Group Ltd.(a)	200,000	67,075

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
China Travel International Investment Hong Kong Ltd.(a)	1,080,000	$151,848
GreenTree Hospitality Group Ltd., ADR(b)	6,500	77,220
Haichang Ocean Park Holdings Ltd.(a)(d)	122,000	6,845
Huangshan Tourism Development Co. Ltd., Class B	104,000	74,048
Jiumaojiu International Holdings Ltd.(a)(d)	169,000	385,414
Shanghai Jin Jiang Capital Co. Ltd., Class H	680,000	111,396
Xiabuxiabu Catering Management China Holdings Co. Ltd.(d)	180,000	353,383

		1,227,229

Household Durables — 1.7%
Konka Group Co. Ltd., Class B	240,000	72,751
Q Technology Group Co. Ltd.	200,000	257,981
Skyworth Group Ltd.(a)	758,000	207,283
TCL Electronics Holdings Ltd.	340,000	267,526

		805,541

Independent Power and Renewable Electricity Producers — 1.8%
Beijing Energy International Holding Co. Ltd.(a)(b)	2,200,000	67,539
Beijing Jingneng Clean Energy Co. Ltd., Class H	600,000	195,808
Canvest Environmental Protection Group Co. Ltd.	280,000	118,465
CGN New Energy Holdings Co. Ltd.(a)	600,000	87,456
China Datang Corp. Renewable Power Co. Ltd., Class H	1,020,000	146,043
China Everbright Greentech Ltd.(d)	280,000	114,492
Concord New Energy Group Ltd.	2,800,000	153,499

		883,302

Industrial Conglomerates — 0.6%
Shanghai Industrial Holdings Ltd.	200,000	297,195

Insurance — 0.6%
Fanhua Inc., ADR	21,040	299,610

Interactive Media & Services — 1.9%
Meitu Inc.(a)(d)	1,030,000	197,962
Qutoutiao Inc., ADR(a)(b)	27,960	78,288
Sohu.com Ltd., ADR(a)(b)	14,140	259,610
So-Young International Inc., ADR(a)	10,980	139,995
Tongdao Liepin Group(a)	88,000	221,348

		897,203

Internet & Direct Marketing Retail — 1.8%
HengTen Networks Group Ltd.(a)(b)	10,800,000	390,068
Maoyan Entertainment(a)(d)	216,000	369,450
Uxin Ltd., ADR (a)(b)	60,640	83,683

		843,201

IT Services — 6.1%
21Vianet Group Inc., ADR(a)(b)	45,626	1,293,041
AGTech Holdings Ltd.(a)	1,680,000	63,928
Chinasoft International Ltd.	1,040,000	1,104,056
Digital China Holdings Ltd.	320,000	251,377
Hi Sun Technology China Ltd.(a)	840,000	95,350
Huifu Payment Ltd.(a)(b)(d)	192,000	59,439
INESA Intelligent Tech Inc., Class B	144,000	63,792

		2,930,983

Machinery — 3.0%
China Yuchai International Ltd.	6,940	116,870
CIMC Enric Holdings Ltd.	360,000	206,643
CIMC Vehicles Group Co. Ltd.(d)	100,000	89,906
First Tractor Co. Ltd., Class H(a)	200,000	77,394
Kama Co. Ltd., Class B(a)	136,006	51,002
Lonking Holdings Ltd.	940,000	271,603
Sany Heavy Equipment International Holdings Co. Ltd.	522,000	302,999

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Shang Gong Group Co. Ltd., Class B(a)	142,000	$51,830
Shanghai Diesel Engine Co. Ltd., Class B	204,065	83,871
Shanghai Highly Group Co. Ltd., Class B	150,040	73,220
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	116,000	122,247

		1,447,585

Media — 0.6%
iClick Interactive Asia Group Ltd., ADR, ADR(a)	25,240	181,476
Mobvista Inc.(a)(d)	220,000	105,282
NOVA Group Holdings Ltd.	840,000	10,943

		297,701

Metals & Mining — 3.3%
China Metal Recycling Holdings Ltd.(a)(c)	184,800	0	(e)
China Metal Resources Utilization Ltd.(a)(d)	504,000	8,842
China Oriental Group Co. Ltd.	560,000	168,307
China Zhongwang Holdings Ltd.(a)	784,000	170,907
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	126,000	115,416
Jinchuan Group International Resources Co. Ltd.	1,510,000	163,612
MMG Ltd.(a)	1,200,000	523,186
Shougang Fushan Resources Group Ltd.	960,000	242,709
Tiangong International Co. Ltd.	440,000	192,402
Untrade Real Gold Mining(c)	126,000	0	(e)

		1,585,381

Multiline Retail — 0.0%
Lifestyle China Group Ltd.(a)	8,500	1,075
Shirble Department Store Holdings China Ltd.	378,000	16,090

		17,165

Oil, Gas & Consumable Fuels — 1.4%
China Suntien Green Energy Corp. Ltd., Class H	800,000	211,544
Inner Mongolia Yitai Coal Co. Ltd., Class B	508,000	258,064
Sinopec Kantons Holdings Ltd.	480,000	178,317

		647,925

Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(c)	306,000	0	(e)
Qunxing Paper Holdings Co. Ltd.(c)	148,000	0	(e)
Superb Summit International Group Ltd.(a)(c)	2,975	3

		3

Pharmaceuticals — 3.1%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	122,000	147,140
China Animal Healthcare Ltd.(a)(c)	140,000	0	(e)
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(b)	416,000	362,206
China Shineway Pharmaceutical Group Ltd.	140,000	95,892
Consun Pharmaceutical Group Ltd.	200,000	79,458
Hua Han Health Industry Holdings Ltd.(a)(b)(c)	651,960	17,029
Lee’s Pharmaceutical Holdings Ltd.	110,000	66,972
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	120,000	70,274
Shanghai Haixin Group Co., Class B	216,000	68,688
Sihuan Pharmaceutical Holdings Group Ltd.	1,820,000	208,939
Tong Ren Tang Technologies Co. Ltd., Class H	271,000	191,911
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(d)	124,000	161,548

		1,470,057

Professional Services — 0.1%
Renrui Human Resources Technology Holdings Ltd.(a)	18,000	61,877

Real Estate Management & Development — 18.2%
Aoyuan Healthy Life Group Co. Ltd.	120,000	78,168

Security	Shares	Value

Real Estate Management & Development (continued)
Beijing Capital Land Ltd., Class H	640,000	$113,925
Beijing North Star Co. Ltd., Class H	320,000	66,456
C&D International Investment Group Ltd.	140,000	273,409
Central China New Life Ltd.	140,000	122,980
Central China Real Estate Ltd.	420,038	227,560
China Logistics Property Holdings Co. Ltd.(a)(b)(d)	400,000	206,385
China Merchants Land Ltd.	600,000	90,551
China Overseas Grand Oceans Group Ltd.	820,000	488,668
China SCE Group Holdings Ltd.	800,800	366,700
China South City Holdings Ltd.	2,120,000	229,707
China Vast Industrial Urban Development Co. Ltd.(b)(d)	240,000	97,517
Colour Life Services Group Co. Ltd.(b)	180,000	86,836
Cosmopolitan International Holdings Ltd.(a)(b)	880,000	170,268
DaFa Properties Group Ltd.	120,000	106,649
Dexin China Holdings Co. Ltd.	400,000	152,725
E-House China Enterprise Holdings Ltd.	234,000	214,607
Fantasia Holdings Group Co. Ltd.	720,000	140,239
Ganglong China Property Group Ltd., NVS	240,000	134,976
Gemdale Properties & Investment Corp. Ltd.	2,760,000	455,698
Glory Sun Financial Group Ltd.(a)	6,880,000	319,484
Greenland Hong Kong Holdings Ltd.	400,000	123,315
Guorui Properties Ltd.	520,000	63,051
Huijing Holdings Co. Ltd.(b)	360,000	94,731
Jiayuan International Group Ltd.	680,000	269,281
Jingrui Holdings Ltd.	220,000	58,742
JY Grandmark Holdings Ltd.	140,000	53,995
Kaisa Prosperity Holdings Ltd.	25,000	64,044
KWG Living Group Holdings Ltd.(a)	440,000	340,535
LVGEM China Real Estate Investment Co. Ltd.	520,000	172,383
Poly Property Group Co. Ltd.	1,029,000	318,555
Powerlong Commercial Management Holdings Ltd.	70,000	194,131
Redco Properties Group Ltd.(d)	520,000	226,043
Redsun Properties Group Ltd.	500,000	182,522
Road King Infrastructure Ltd.	120,000	160,980
Ronshine China Holdings Ltd.	280,000	211,648
Shanghai Industrial Urban Development Group Ltd.	920,000	97,311
Shoucheng Holdings Ltd.(b)	847,600	272,238
Shui On Land Ltd.	1,700,000	234,634
Sichuan Languang Justbon Services Group Co. Ltd., Class H	16,000	59,233
Silver Grant International Holdings Group Ltd.(a)	600,000	71,203
Sino-Ocean Group Holding Ltd.	1,400,000	294,357
Skyfame Realty Holdings Ltd.	1,200,000	157,885
SOHO China Ltd.(a)	1,000,000	310,867
Xinji Shaxi Group Co. Ltd.	180,000	48,758
Yincheng International Holding Co. Ltd.	200,000	62,173
Yuzhou Group Holdings Co. Ltd.	920,000	365,508
Zhuguang Holdings Group Co. Ltd.(a)	680,000	104,379

		8,756,010

Road & Rail — 0.5%
CAR Inc.(a)	360,000	175,066
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	78,000	52,650

		227,716

Semiconductors & Semiconductor Equipment — 6.4%
Daqo New Energy Corp., ADR(a)(b)	23,360	1,004,947
GCL-Poly Energy Holdings Ltd.(a)(b)	7,100,000	723,509
JinkoSolar Holding Co. Ltd., ADR(a)(b)	17,060	1,177,822

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	126,000	$185,932

		3,092,210

Software — 1.8%
Inspur International Ltd.(a)(b)	200,000	48,501
Weimob Inc.(a)(b)(d)	600,000	825,024

		873,525

Specialty Retail — 1.4%
Boshiwa International Holding Ltd.(c)	153,000	0	(e)
China Harmony Auto Holding Ltd.	380,000	202,438
China ZhengTong Auto Services Holdings Ltd.(a)(b)(c)	577,500	76,429
Grand Baoxin Auto Group Ltd.(a)	350,000	44,695
Mulsanne Group Holding Ltd.(a)(b)(d)	110,000	66,688
Pou Sheng International Holdings Ltd.(a)	1,020,000	260,510

		650,760

Technology Hardware, Storage & Peripherals — 0.1%
Ebang International Holdings Inc.	10,220	49,874

Textiles, Apparel & Luxury Goods — 1.8%
361 Degrees International Ltd.	400,000	50,048
China Dongxiang Group Co. Ltd.	1,580,000	183,425
China Lilang Ltd.	200,000	137,246
Cosmo Lady China Holdings Co. Ltd.(a)(d)	320,000	54,486
Fuguiniao Co. Ltd.(c)	43,200	0	(e)
JNBY Design Ltd.	90,000	102,044
Lu Thai Textile Co. Ltd., Class B	86,037	43,726
Weiqiao Textile Co.	200,000	44,631
Xtep International Holdings Ltd.	590,000	251,145

		866,751

Trading Companies & Distributors — 0.4%
China Aircraft Leasing Group Holdings Ltd.	150,000	136,794
CITIC Resources Holdings Ltd.(a)	1,320,037	49,379
Hong Kong Finance Investment Holding Group Ltd.(a)	208,000	3,193
Realord Group Holdings Ltd.(a)	12,000	7,941

		197,307

Transportation Infrastructure — 2.0%
Anhui Expressway Co. Ltd., Class H	200,000	114,028
COSCO SHIPPING International Hong Kong Co. Ltd.	320,000	111,448
Hainan Meilan International Airport Co. Ltd., Class H(a)	65,000	269,139
Sichuan Expressway Co. Ltd., Class H	320,000	74,712
Tianjin Port Development Holdings Ltd.	840,000	65,011
Yuexiu Transport Infrastructure Ltd.	480,000	304,005

		938,343

Security	Shares	Value

Water Utilities — 0.8%
China Everbright Water Ltd.	408,000	$68,523
China Water Affairs Group Ltd.(b)	400,000	314,221

		382,744

Total Common Stocks — 100.6% (Cost: $48,035,325)		48,361,719

Rights

Real Estate Management & Development — 0.0%
Jiayuan International Group Ltd., (Expires 12/01/20)(a)	8,707	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(f)(g)(h)	8,109,807	8,114,673
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	100,000	100,000

		8,214,673

Total Short-Term Investments — 17.1% (Cost: $8,210,859)		8,214,673

Total Investments in Securities — 117.7% (Cost: $56,246,184)		56,576,392

Other Assets, Less Liabilities — (17.7)%		(8,497,154)

Net Assets — 100.0%		$ 48,079,238

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI China Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,354,349	$—		$(236,416	)(a)	$(1,216)	$(2,044)	$8,114,673	8,109,807	$79,097	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	60,000	(a)	—		—	—	100,000	100,000	9		—

						$(1,216)	$(2,044)	$8,214,673		$79,106		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$48,196,013	$—		$165,706	$48,361,719
Rights	—	0	(a)	—	0	(a)
Money Market Funds	8,214,673	—		—	8,214,673

	$56,410,686	$0	(a)	$165,706	$56,576,392

(a)	Rounds to less than $1.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

5